Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-51808
Entity Registrant Name	Athena Gold Corporation
Entity Central Index Key	0001304409
Entity Address, Address Line One	Suite 301
Entity Address, Address Line Two	15 Toronto St, Toronto
Entity Address, City or Town	ON
Entity Address, Postal Zip Code	M5C 2E3